SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2024	Dec. 27, 2023
Property, Plant and Equipment [Line Items]
FDIC insured amount	$ 250,000
FDIC insured amount	1,985,524
Cash	38,742	$ 607,869	$ 40,000	$ 40,000
Restricted cash	2,048
Impairment of goodwil	0	0
Research and development expenses	$ 0	$ 0
Lease term	12 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
FDIC insured amount	$ 250,000